RESEARCH AND DEVELOPMENT ACTIVITY (Details 1) - University of Pittsburg License Agreement - Annual maintenance fees - USD ($)	Mar. 31, 2019	Dec. 31, 2018
June 26 of each year 2018-2022
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Annual maintenance fees until first commercial sale	$ 5,000	$ 5,000
June 26 of each year 2023-2024
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Annual maintenance fees until first commercial sale	10,000	10,000
June 26 of each year 2025 until first commercial sale
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Annual maintenance fees until first commercial sale	$ 25,000	$ 25,000